OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

12.         OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2018	2019
Rental deposits (1)	4,027	6,638
Prepayment for investments (2)	20,021	6,295
Prepayment for property, plant and equipment	—	2,880
Others	—	671
	24,048	16,484
(1)	Rental deposits represent office and kindergartens rental deposits for the Group's operations, which will not be refunded within one year.

(2)

On September 12, 2018, the Group entered into an agreement with a third party to acquire Shenzhen Ranlo. As of December 31, 2018, the group paid consideration for this acquisition of $5,515 in cash, accordingly the Group recognized the prepayment as other non-current assets. The transaction was completed in January 2019.

On December 20, 2018, the Group entered into a loan agreement with the controlling shareholder ("borrower") in a leading Singapore-based private childhood education group GEH for a loan of $14,506 to the borrower. On February 5, 2019, the Group further entered into a definitive agreement to acquire borrower's interest holding over GEH for approximately RMB125 million (equivalent to $14,506) in cash. On March 26, 2019, the Group entered into a series of share purchase agreement with borrower and other shareholders of GEH, pursuant to which the Group acquired 77% of the equity interest in GEH for a total cash consideration of RMB146.2 million (equivalent to $21,400), the principal of the loan to borrower was settled as part of the acquisition consideration and interest on the loan was waived per agreement. Since the loan was subsequently settled as acquisition consideration, the Group recorded the loan as other non-current assets as of December 31, 2018. The acquisition in the GEH was completed in April 2019.

On June 21, 2019, the Group entered into an agreement to additionally acquire 10% equity interest, from the non-controlling interest holder, of Shandong Buladun. As of December 31, 2019, the group paid consideration for this acquisition of $1,362 in cash. The transaction is expected to be completed in 2020.

On July 15, 2019, the Group entered into an agreement with third parties to acquire 80% equity interest in five kindergartens in Singapore. As of December 31, 2019, the group has partially paid consideration for this acquisition of $297 in cash. The transaction is expected to be completed in 2020.

On September 6, 2019, the Group entered into agreement to acquire 10% equity interest, from the non-controlling interest holder, of DKW. As of December 31, 2019, the group has paid consideration for this acquisition of $4,636 in cash. The transaction is expected to be completed in 2020.